Summary of Operating Segments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [Line Items]
Revenue	$ 935,753	$ 1,541,320
Operating earnings (loss)	(109,184)	(8,339)
Depreciation and amortization	316,322	333,616
Total assets	2,898,878	3,269,840
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	935,753	1,541,320
Operating earnings (loss)	(40,988)	94,577
Depreciation and amortization	316,322	333,616
Loss (gain) on asset disposals	(11,931)	(50,741)
Total assets	2,898,878	3,269,840
Capital expenditures	61,592	160,694
Loss on asset decommissioning		20,263
Reversal of impairment of property, plant and equipment		(5,810)
Contract Drilling Services [Member]
Disclosure of operating segments [Line Items]
Revenue	861,202	1,399,068
Contract Drilling Services [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	861,202	1,399,068
Operating earnings (loss)	22,207	160,997
Depreciation and amortization	288,389	300,882
Loss (gain) on asset disposals	(10,171)	(46,849)
Total assets	2,571,397	2,963,260
Capital expenditures	57,741	154,066
Loss on asset decommissioning		20,263
Reversal of impairment of property, plant and equipment		(5,810)
Completion and Production Services [Member]
Disclosure of operating segments [Line Items]
Revenue	77,251	147,829
Completion and Production Services [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	77,251	147,829
Operating earnings (loss)	(3,671)	10,041
Depreciation and amortization	16,375	17,881
Loss (gain) on asset disposals	(1,447)	(3,767)
Total assets	132,771	152,611
Capital expenditures	3,362	5,448
Corporate and Other [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Operating earnings (loss)	(59,524)	(76,461)
Depreciation and amortization	11,558	14,853
Loss (gain) on asset disposals	(313)	(125)
Total assets	194,710	153,969
Capital expenditures	489	1,180
Inter- Segment Eliminations [Member]
Disclosure of operating segments [Line Items]
Revenue	(2,700)	(5,577)
Inter- Segment Eliminations [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	$ (2,700)	$ (5,577)